Other Intangible Assets (Schedule Of Change In The Amount Of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Line Items]
At cost, beginning balance	€ 17,625	€ 16,244
At cost, Additions	7,099	624
At cost, Acquisitions	4,826
At cost, Disposals	(151)
At cost, Reclassification		131
At cost, Foreign currency translation effect	855	626
At cost, ending balance	30,254	17,625
Accumulated amortization, beginning balance	10,820	7,307
Amortization for the year	4,471	2,735
Accumulated amortization, Disposals	(151)
Accumulated amortization, Reclassification		240
Accumulated amortization, Foreign currency translation effect	338	538
Accumulated amortization, ending balance	15,478	10,820
Other intangible assets, net	14,776	6,804
Software [Member]
Other Intangible Assets [Line Items]
At cost, beginning balance	14,433	13,324
At cost, Additions	3,417	624
At cost, Acquisitions	44
At cost, Disposals	(104)
At cost, Reclassification		131
At cost, Foreign currency translation effect	252	354
At cost, ending balance	18,042	14,433
Accumulated amortization, beginning balance	7,809	4,887
Amortization for the year	2,901	2,376
Accumulated amortization, Disposals	(104)
Accumulated amortization, Reclassification		240
Accumulated amortization, Foreign currency translation effect	179	305
Accumulated amortization, ending balance	10,785	7,809
Other intangible assets, net	7,257	6,624
Purchased Technology And Other Intangible Assets [Member]
Other Intangible Assets [Line Items]
At cost, beginning balance	3,192	2,920
At cost, Additions	3,682
At cost, Acquisitions	4,782
At cost, Disposals	(47)
At cost, Foreign currency translation effect	603	272
At cost, ending balance	12,212	3,192
Accumulated amortization, beginning balance	3,011	2,420
Amortization for the year	1,570	358
Accumulated amortization, Disposals	(47)
Accumulated amortization, Foreign currency translation effect	159	233
Accumulated amortization, ending balance	4,693	3,011
Other intangible assets, net	€ 7,519	€ 181